CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2024
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

	12/31/2024	12/31/2023
Cash and Banks	179,907	51,270
Financial Investments	26,392,615	12,995,101
	26,572,522	13,046,371